Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses

7. Accrued Expenses

Accrued expenses consist of the following (in thousands):

	March 31,	December 31,
	2020	2019
Accrued research and development expenses	$5,103	$5,465
Accrued employee expenses	2,008	2,977
Accrued general and administrative expenses	1,916	1,356
Lease liability	810	781
Other	83	29

Total accrued expenses	$9,920	$10,608

7. Accrued Expenses

Accrued expenses consist of the following (in thousands):

	December 31,
	2018	2019
Accrued research and development expenses	$1,137	$5,465
Accrued employee expenses	1,023	2,977
Accrued general and administrative expenses	356	1,356
Lease liability, current portion	—	781
Other	38	29

Total accrued expenses	$2,554	$10,608